Taxes (Details) - Schedule of taxes payable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 57,167	$ 15,078
VAT payable	31,600	2,189
Other tax payables	54,593	19,958
Total	$ 143,360	$ 37,225